Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 21,052	$ 14,233	$ 11,476
Investments		1,295	2,627
Accounts receivable	5,737	4,825	2,884
Other current assets	1,184	642	961
Total current assets	27,973	20,995	17,948
Fixed assets, net	640	756	977
Investments	9,233	7,300	6,693
Other noncurrent assets	59	91	85
Total assets	37,905	29,142	25,703
Liabilities and stockholders' equity
Fund management and administration payable	8,866	5,714	5,055
Compensation and benefits payable	2,987	3,638	2,587
Accounts payable and other liabilities	2,810	2,263	1,603
Total current liabilities	14,663	11,615	9,245
Other noncurrent liabilities	186	292	430
Total liabilities	14,849	11,907	9,675
Stockholders' equity
Preferred stock, par value $0.01; 2,000 shares authorized:
Common stock, par value $0.01; 250,000 shares authorized;	1,159	1,152	1,145
Additional paid-in capital	161,847	158,236	149,487
Accumulated deficit	(139,950)	(142,153)	(134,604)
Total stockholders' equity	23,056	17,235	16,028
Total liabilities and stockholders' equity	$ 37,905	$ 29,142	$ 25,703